SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Supplementary Cash Flow Information
Schedule of Supplementary Cash Flow Information

	2018	2017	2016
Net change in non-cash working capital items:
Deferred revenues	$573	$-	$-
Accounts payable and accrued liabilities	2,329	(136)	708
Prepaid expenses and other assets	981	(1,672)	(115)
Amounts receivable	543	(1,585)	(355)
Taxes payable	(358)	(292)	(14)
Amounts due to related parties	(44)	1	42
Taxes recoverable	1,017	(2,828)	(1,323)
Inventory	(42)	(2,565)	(41)
	$4,999	$(9,077)	$(1,098)

	2018	2017	2016

Interest paid	$959	$445	$471
Taxes paid	$4,991	$5,765	$3,136
Equipment acquired under finance leases and equipment loans	$1,771	$1,228	$3,452